Share-Based Payment Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares yr $ / shares	Dec. 31, 2024 USD ($) shares yr $ / shares	Dec. 31, 2023 USD ($) shares yr $ / shares	Dec. 31, 2022 shares
Two Thousand and Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | $ / shares	$ 419.6
Option vested and exercisable	56,618
Two Thousand and Sixteen Plan [Member] | Class A ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options to purchase	59,241
Two Thousand and Sixteen Plan [Member] | Unvested Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding unvested restricted shares	2,623
Two Thousand Twenty Three Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price | $ / shares	$ 66.09
Option vested and exercisable	23,893
Weighted average remaining contractual life of outstanding share options		5 years 6 months	6 years 3 months
Weighted average fair value per share of share options granted | $ / shares	$ 4.98	$ 60.42	$ 713.00
Two Thousand Twenty Three Plan [Member] | Class A ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options to purchase	32,831
Two Thousand Twenty Three Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	5 years 6 months
Two Thousand Twenty Three Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	6 years 7 days
Two Thousand Twenty Three Plan [Member] | Restricted Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation | $	$ 0	$ 0	$ 0
Two Thousand Twenty Three Plan [Member] | Time Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based vesting period	48 months
Share based compensation by share based award initial vesting percentage	25.00%
Share based compensation by share based award remaining vesting period	36 months
Two Thousand Twenty Three Plan [Member] | Time Based Restricted Shares [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, granted | $ / shares	$ 0.30
Two Thousand Twenty Three Plan [Member] | Time Based Restricted Shares [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, granted | $ / shares	$ 1.00
Two Thousand Twenty Three Plan [Member] | Milestone Based Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options vested during the period	0	0	4,967
Two Thousand Twenty Three Plan [Member] | Time Based Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period minimum	24 months
Share based compensation by share based award vesting period Maximum	48 months
Share based compensation by share based award initial vesting percentage one	50.00%
Share based compensation by share based award initial vesting percentage two	25.00%
Share based compensation by share based award remaining vesting period minimum	12 months
Share based compensation by share based award remaning vesting period maximum	36 months
Two Thousand Twenty Three Plan [Member] | Unvested Restricted Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding unvested restricted shares	8,938
Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options to purchase	92,073	186,367	119,072	97,296
Share based compensation by share based award term of stock options | yr		5.500	6.250
Share based compensation by share based award number of options excercised during the period	954		624
Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	5.50
Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award term of stock options | yr	6.02
Two Thousand Sixteen and Two Thousand Twenty Three Plan [Member] | Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated share based compensation expense (reversal) | $	$ (1,000)	$ 10,900	$ 12,700
Share based compensation by share based award term of stock options | yr	10